Prepaid Expenses (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Prepaid Expenses	$ 132,403	$ 132,023	$ 34,327
Marketing Services [Member]
Prepaid Expenses		100,000
OTC Listing License [Member]
Prepaid Expenses		10,000	10,000
Insurance Costs [Member]
Prepaid Expenses		$ 6,000	7,000
SEC Filing Service [Member]
Prepaid Expenses			2,000
Legal Service [Member]
Prepaid Expenses			$ 10,000